SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

	Share Amount	Value
Common Stock (95.8%) (a)
Communication Services (8.6%)
Alphabet, Inc., Class A (b)	35,795	$42,126,778
CBS Corp., Class B	1,228,000	58,366,840
Comcast Corp., Class A	1,456,800	58,242,864
		158,736,482
Consumer Discretionary (4.6%)
Lennar Corp., Class A	896,400	44,004,276
The Goodyear Tire & Rubber Co.	2,187,900	39,710,385
		83,714,661
Consumer Staples (4.8%)
Mondelez International, Inc., Class A	1,027,500	51,292,800
Walmart, Inc.	373,150	36,393,320
		87,686,120
Energy (8.6%)
Antero Resources Corp. (b)	2,310,150	20,398,625
EQT Corp.	2,066,150	42,851,951
Equitrans Midstream Corp.	1,590,090	34,632,160
TOTAL SA, ADR	1,071,400	59,623,410
		157,506,146
Financials (26.0%)
American International Group, Inc.	1,486,500	64,008,690
Aon PLC	229,150	39,115,905
Bank of America Corp.	2,676,650	73,848,773
Berkshire Hathaway, Inc., Class B (b)	355,650	71,446,528
Capital One Financial Corp.	771,450	63,019,751
Chubb, Ltd.	330,200	46,254,416
Citigroup, Inc.	1,201,150	74,735,553
Marsh & McLennan Cos., Inc.	489,250	45,940,575
		478,370,191
Health Care (16.7%)
Alexion Pharmaceuticals, Inc. (b)	390,250	52,753,995
Allergan PLC	359,550	52,641,716
Elanco Animal Health, Inc. (b)	1,194,700	38,314,029
Merck & Co., Inc.	788,850	65,608,654

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

MARCH 31, 2019

	Share Amount	Value
Health Care (16.7%) (continued)
Pfizer, Inc.	1,095,900	$46,542,873
Thermo Fisher Scientific, Inc.	185,950	50,898,234
		306,759,501
Industrials (10.4%)
Delta Air Lines, Inc.	1,089,000	56,246,850
Eaton Corp. PLC	678,100	54,627,736
nVent Electric PLC	1,615,250	43,579,445
Sensata Technologies Holding PLC (b)	813,350	36,617,017
		191,071,048
Information Technology (13.8%)
Applied Materials, Inc.	1,237,350	49,073,301
First Data Corp., Class A (b)	1,835,950	48,230,406
Microsoft Corp.	450,450	53,126,073
NXP Semiconductors NV	526,400	46,528,496
Sabre Corp.	2,666,950	57,046,061
		254,004,337
Utilities (2.3%)
Exelon Corp.	829,550	41,585,341
Total Common Stock (95.8%) (cost $1,425,080,238)		1,759,433,827

Short-Term Investments (3.8%)
Money Market Fund (3.8%)
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 2.34% (c)	68,679,676	68,679,676
Total Short-Term Investments (3.8%) (cost $68,679,676)		68,679,676

Investments, at value (99.6%) (cost $1,493,759,914)		$1,828,113,503
Other Assets Less Liabilities (0.4%)		7,734,506
Net Assets (100.0%)		$1,835,848,009

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)

MARCH 31, 2019

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Percentage disclosed reflects the money market fund’s institutional class shares 30-day effective yield as of March 31, 2019.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

1.	Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.

The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.

Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.

2.	Significant Accounting Policies

This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities.. Actual results could differ from those estimates.

The following represents the significant accounting policies of the Fund:

a.	Security Valuation

Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

MARCH 31, 2019

value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2019:

Security Type	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stock	$1,759,433,827	$–	$–	$1,759,433,827
Short-Term Investments	68,679,676	–	–	68,679,676
Total Investments	$1,828,113,503	$–	$–	$1,828,113,503

At March 31, 2019, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.

b.	Security Transactions

Security transactions are recorded on a trade date basis.

3.	Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)

MARCH 31, 2019

3.	Recent Accounting Pronouncements (continued)

(“ASU 2018-13”) which includes amendments intended to improve the effectiveness of security valuation disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted and the Fund has adopted ASU 2018-13 within these financial statements.

4.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.